U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income attributable to U.S. Bancorp	$ 4,959	$ 6,914	$ 7,096
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	(1,058)	458	1,010
Net cash provided by operating activities	3,716	4,889	10,564
Investing Activities
Other, net	(636)	(1,295)	(289)
Net cash used in investing activities	(15,440)	(21,560)	(8,977)
Financing Activities
Net increase (decrease) in short-term borrowings	(11,957)	9,584	(2,512)
Proceeds from issuance of long-term debt	14,501	9,899	12,078
Principal payments or redemption of long-term debt	(14,476)	(11,119)	(2,928)
Proceeds from issuance of preferred stock	486		565
Proceeds from issuance of common stock	15	88	86
Repurchase of common stock	(1,672)	(4,525)	(2,822)
Cash dividends paid on preferred stock	(300)	(302)	(274)
Cash dividends paid on common stock	(2,552)	(2,443)	(2,092)
Net cash provided by financing activities	51,899	17,623	361
Cash and due from banks at beginning of period	22,405	21,453	19,505
Cash and due from banks at end of period	62,580	22,405	21,453
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	4,959	6,914	7,096
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,673)	(65)	(2,050)
Other, net	907	231	359
Net cash provided by operating activities	2,193	7,080	5,405
Investing Activities
Proceeds from sales and maturities of investment securities	258	291	39
Purchases of investment securities		(1,013)	(10)
Net (increase) decrease in short-term advances to subsidiaries	347	578	(488)
Long-term advances to subsidiaries		(2,600)	(500)
Principal collected on long-term advances to subsidiaries		2,550
Other, net	379	(341)	304
Net cash used in investing activities	984	(535)	(655)
Financing Activities
Net increase (decrease) in short-term borrowings	(8)	8	(1)
Proceeds from issuance of long-term debt	2,750	3,743	2,100
Principal payments or redemption of long-term debt	(1,200)	(1,500)	(1,500)
Proceeds from issuance of preferred stock	486		565
Proceeds from issuance of common stock	15	88	86
Repurchase of common stock	(1,672)	(4,525)	(2,822)
Cash dividends paid on preferred stock	(300)	(302)	(274)
Cash dividends paid on common stock	(2,552)	(2,443)	(2,092)
Net cash provided by financing activities	(2,481)	(4,931)	(3,938)
Change in cash and due from banks	696	1,614	812
Cash and due from banks at beginning of period	11,583	9,969	9,157
Cash and due from banks at end of period	$ 12,279	$ 11,583	$ 9,969